Basis of Presentation and Summary of Significant Accounting Policies - Property and equipment, net (FY) (Details)	12 Months Ended
Dec. 31, 2022
Quantum computer systems
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years